OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 470	$ 338
Regulatory liabilities	104	149
Pension obligations	57	43
Concession payment liability	2	10
Other	92	73
Other long-term liabilities, net	$ 725	$ 613